[Annotated Form N-Q]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09081

Morgan Stanley International Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

 Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments   July 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE

	Common and Preferred Stocks (94.1%)

	Australia (2.4%)
	Aluminum
35,142	Alumina Ltd.	$128,017

	Beverages: Alcoholic
61,573	Foster’s Group Ltd.	200,100
21,483	Southcorp Ltd.	47,197
		247,297

	Beverages: Non-Alcoholic
15,204	Coca-Cola Amatil Ltd.	74,915

	Biotechnology
2,879	CSL Ltd.	51,509

	Building Products
44,677	CSR Ltd.	71,812

	Casino/Gaming
11,938	TABCORP Holdings Ltd.	117,059

	Chemicals: Major Diversified
9,249	Orica Ltd.	101,273

	Construction Materials
18,926	Boral Ltd.	96,310
32,831	Rinker Group Ltd.	189,883
		286,193

	Containers/Packaging
25,643	Amcor Ltd.	123,472

	Engineering & Construction
7,273	Leighton Holdings Ltd.	47,833

	Financial Conglomerates
40,111	AMP Ltd.	176,525
6,303	Macquarie Bank Ltd.	146,083
16,190	Suncorp-Metway Ltd.	157,956
		480,564

	Food Retail
32,398	Coles Myer Ltd.	202,160
29,811	Woolworths Ltd.	245,024
		447,184

	Gas Distributors
14,025	Australian Gas Light Company Ltd.	124,036
9,450	Origin Energy Ltd.	40,328
		164,364

	Hospital/Nursing Management
27,157	Mayne Group Ltd.	67,859

	Industrial Conglomerates
5,618	Ansell Ltd. *	30,994
11,333	Wesfarmers Ltd.	234,503
		265,497

	Investment Trusts/Mutual Funds
57,659	Macquarie Infrastructure Group (Stapled Securities) **	140,029

	Major Banks
43,611	Australia and New Zealand Banking Group Ltd.	552,827
36,037	Commonwealth Bank of Australia	789,690
45,459	National Australia Bank Ltd.	850,978
50,964	Westpac Banking Corp.	602,752
		2,796,247

	Major Telecommunications
65,106	Telstra Corp., Ltd.	225,291

	Media Conglomerates
61,153	News Corp., Ltd. (Pref. Ordinary)	492,330
42,896	News Corporation Ltd.	367,928
		860,258

	Medical/Nursing Services
4,137	Sonic Healthcare Ltd.	26,366

	Miscellaneous Commercial Services
29,859	Brambles Industries Ltd.	124,910

	Multi-Line Insurance
51,260	Insurance Australia Group Ltd.	179,177

	Oil & Gas Production
18,851	Santos Ltd.	95,928
14,379	Woodside Petroleum Ltd.	181,566
		277,494

	Other Metals/Minerals
107,508	BHP Billiton Ltd.	994,561
9,273	Rio Tinto Ltd.	246,615
35,721	WMC Resources Ltd. *	130,377
		1,371,553

	Other Transportation
28,101	Patrick Corp. Ltd.	108,483
16,674	Transurban Group	59,454
		167,937

	Precious Metals
11,070	Newcrest Mining Ltd.	110,490

	Property - Casualty Insurers
19,733	QBE Insurance Group Ltd.	172,855

	Publishing: Newspapers
29,390	John Fairfax Holdings Ltd.	77,771

	Pulp & Paper
12,806	Paperlinx Ltd.	45,212

	Real Estate Development
12,506	Lend Lease Corp., Ltd.	91,291
32,906	Westfield Group	349,916
		441,207

	Real Estate Investment Trusts
21,794	Centro Properties Group	68,073
48,547	CFS Gandel Retail Trust	50,431
59,716	General Property Trust (Units) ‡	146,282
38,688	Investa Property Group	53,496
23,464	Mirvac Group	74,936
36,411	Stockland (Units) ‡	141,074
		534,292

	Steel
26,546	Blue Scope Steel	137,882
4,735	OneSteel Ltd.	8,841
		146,723

	Total Australia	10,372,660

	Austria (0.7%)
	Building Products
6,115	Wienerberger AG	219,073

	Construction Materials
1,538	RHI AG *	33,836

	Electric Utilities
876	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)	159,085

	Major Banks
5,752	Bank Austria Creditanstalt	338,907
18,408	Estre Bank der Oesterreichischen Sparkassen AG	713,696
		1,052,603

	Major Telecommunications
31,013	Telekom Austria AG *	480,589

	Oil Refining/Marketing
1,983	OMV AG	433,881

	Other Transportation
1,083	Flughafen Wien AG	62,170

	Real Estate Development
32,785	Immofinanz Immobilien Anlagen AG	263,286

	Steel
1,009	Boehler-Uddeholm AG	80,678
3,092	Voestalpine AG	146,086
		226,764

	Total Austria	2,931,287

	Belgium (0.9%)
	Chemicals: Specialty
3,487	Solvay S.A. (A Shares)	291,349

	Electric Utilities
1,216	Electrabel S.A.	383,888

	Electronic Equipment/Instruments
11,838	Agfa Gevaert NV	283,210

	Financial Conglomerates
69,237	Fortis	1,491,602

	Major Banks
41,052	Dexia	685,016
5,663	KBC Bankverzekeringsholding	319,366
		1,004,382

	Major Telecommunications
2,051	Belgacom SA	62,900

	Metal Fabrications
401	Bekaert NV	24,080

	Other Metals/Minerals
336	Umicore	20,944

	Pharmaceuticals: Other
5,384	UCB S.A.	247,579

	Total Belgium	3,809,934

	Bermuda (0.0%)
	Apparel/Footwear
30,500	Yue Yuen Industrial (Holdings) Ltd.	75,660

	Construction Materials
36,000	Cheung Kong Infrastructure Holdings Ltd.	85,611

	Total Bermuda	161,271

	Brazil (0.5%)
	Aerospace & Defense
14,000	Empresa Brasileira de Aeronautica S.A. (Pref.)	100,448

	Beverages: Alcoholic
856,000	Companhia de Bebidas das Americas (Pref.) *	177,004

	Electric Utilities
3,949,000	Centrais Electricas Brasileiras S.A. (Class B) (Pref.)	53,949
3,913,000	Companhia Energetica de Minas Gerais (Pref.)	71,741
		125,690

	Food Retail
1,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Pref.)	18,940

	Food: Meat/Fish/Dairy
20,000	SADIA SA (Pref.)	28,844

	Integrated Oil
23,000	Petroleo Brasileiro S.A. (Pref.)	591,472

	Major Banks
577,000	Companhia Siderurgica de Tubarao (Pref.) *	21,091

	Major Telecommunications
9,455,000	Brasil Telecom Participacoes S.A. (Pref.)	56,786

	Other Metals/Minerals
67,000	Caemi Mineracao e Metalurgia S.A. (Pref.) *	29,562
8,000	Companhia Vale do Rio Doce (Pref.) (Class A)	352,453
		382,015

	Pulp & Paper
18,000	Aracruz Celulose S.A. (Pref.) (B Shares)	62,766
24,000	Klabin S.A. (Pref.)	34,455
682,000	Votorantim Celulose e Papel S.A. (Pref.)	48,728
		145,949

	Regional Banks
3,000	Banco Bradesco S.A. (Pref.)	138,591
1,985,000	Banco Itau Holding Financeira S.A. (Pref.)	184,310
3,200	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) ‡	69,472
		392,373

	Specialty Telecommunications
8,447,000	Embratel Participacoes S.A. (Pref.)	22,056
11,113,000	Tele Norte Leste Participacoes S.A. (Pref.)	146,002
		168,058

	Steel
6,000	Gerdau S.A. (Pref.)	85,328
4,000	Usinas Siderurgicas de Minas Gerais S.A. (Class A) (Pref.)	56,833
		142,161

	Tobacco
3,000	Souza Cruz S.A.	30,375

	Wireless Telecommunications
9,925,000	Tele Centro Oeste Celular Participacoes S.A. (Pref.)	29,739
16,927,000	Telesp Celular Participacoes S.A. (Pref.) *	45,313
		75,052

	Total Brazil	2,456,258

	China (0.9%)
	Air Freight/Couriers
282,000	Sinotrans Limited	95,803

	Airlines
168,000	China Southern Airlines Co., Ltd. (Class H) *	57,612

	Aluminum
390,000	Aluminum Corp. of China Ltd.	203,739

	Chemicals: Specialty
294,000	Sinopec Shanghai Petrochemical Co.	104,591

	Contract Drilling
108,000	China Oilfield Services Ltd.	32,190

	Electric Utilities
254,000	Huadian Power International Corp.	77,336
360,000	Huaneng Power International, Inc.	288,447
		365,783

	Electrical Products
20,000	BYD Company Ltd. (H Shares)	57,176

	Integrated Oil
1,936,000	China Petroleum & Chemical Corp.	756,987
2,026,000	PetroChina Co. Ltd.	1,006,455
		1,763,442

	Life/Health Insurance
854,000	China Life Insurance Co., Ltd. *	470,771

	Major Telecommunications
1,014,000	China Telecom Corp. Ltd.	337,983

	Marine Shipping
58,000	China Shipping Development Co., Ltd.	38,293

	Other Metals/Minerals
149,000	Jiangxi Copper Co., Ltd.	71,631

	Other Transportation
256,000	Beijing Capital International Airport Co., Ltd.	83,688
168,000	Jiangsu Expressway Co., Ltd.	68,381
197,000	Zhejiang Expressway Co. Ltd.	145,217
		297,286

	Steel
123,000	Angang New Steel Company Ltd.	48,882
218,000	Maanshan Iron & Steel Co. Ltd.	72,663
		121,545

	Textiles
35,000	Weiqiao Textile Co. Ltd.	51,824

	Total China	4,069,669

	Denmark (0.4%)
	Biotechnology
1,350	Novozymes AS (Series B)	61,114

	Electrical Products
2,400	Vestas Wind Systems AS	30,654

	Major Banks
36,544	Danske Bank AS	840,455

	Major Telecommunications
1,900	TDC AS	61,744

	Miscellaneous Commercial Services
2,000	FALCK A/S	13,451
1,100	ISS AS	54,064
		67,515

	Pharmaceuticals: Major
16,800	Novo Nordisk AS (Series B)	852,875

	Total Denmark	1,914,357

	Finland (1.4%)
	Building Products
1,178	Uponor Oyj	39,356

	Engineering & Construction
3,675	Kone Oyj (B Shares)	215,602

	Food Retail
16,110	Kesko Oyj (B Shares)	309,492

	Industrial Machinery
17,131	Metso Oyj	222,013

	Information Technology Services
8,260	TietoEnator Oyj	229,387

	Multi-Line Insurance
21,231	Sampo Oyj (A Shares)	199,852

	Oil Refining/Marketing
21,853	Fortum Oyj	300,811

	Other Metals/Minerals
10,878	Outokumpu Oyj	170,008

	Pulp & Paper
39,857	Stora Enso Oyj (Registered Shares)	552,952
30,171	UPM-Kymmene Oyj	585,423
		1,138,375

	Telecommunication Equipment
266,997	Nokia Oyj	3,058,975

	Trucks/Construction/Farm Machinery
3,297	Wartsila Oyj (B Shares)	73,328

	Total Finland	5,957,199

	France (8.5%)
	Advertising/Marketing Services
5,525	Publicis Groupe	149,581

	Aerospace & Defense
11,782	Thales S.A.	409,774
715	Zodiac S.A.	24,498
		434,272

	Apparel/Footwear
21,989	LVMH (Louis Vuitton Moet Hennessy)	1,498,874

	Auto Parts: O.E.M.
4,022	Valeo S.A.	163,141

	Automotive Aftermarket
7,399	Compagnie Generale des Etablissements Michelin (B Shares)	410,953

	Broadcasting
6,704	Societe Television Francaise 1	190,931

	Building Products
22,618	Compagnie de Saint-Gobain	1,103,969

	Chemicals: Specialty
7,077	Air Liquide S.A.	1,144,322

	Construction Materials
3,124	IMERYS SA	189,849
9,635	Lafarge S.A.	824,724
		1,014,573

	Data Processing Services
757	Atos Origin SA *	44,602

	Electric Utilities
36,915	Suez S.A.	728,707

	Electrical Products
4,176	Alstom *	2,259
9,987	Schneider Electric S.A.	634,537
		636,796

	Electronics/Appliances
15,729	Thomson (ex-TMM) *	292,718

	Engineering & Construction
21,786	Bouygues S.A.	731,518
4,370	Vinci S.A.	444,193
		1,175,711

	Food Distributors
6,222	Sodexho Alliance S.A.	168,975

	Food Retail
18,709	Carrefour S.A.	891,356
2,465	Casino Guichard Perrachon S.A.	200,327
		1,091,683

	Food: Major Diversified
8,092	Groupe Danone	666,382

	Hotels/Resorts/Cruiselines
11,064	Accor S.A.	469,264

	Information Technology Services
6,087	Cap Gemini S.A. *	202,483

	Integrated Oil
34,131	Total S.A.	6,618,508

	Internet Software/Services
2,289	Business Objects S.A. *	49,120

	Life/Health Insurance
4,001	CNP Assurances	225,108

	Major Banks
48,423	BNP Paribas S.A.	2,816,400
19,003	Societe Generale	1,558,057
		4,374,457

	Major Telecommunications
66,280	France Telecom S.A. *	1,639,852

	Media Conglomerates
52,516	Vivendi Universal S.A. *	1,311,308

	Medical Specialties
1,745	Essilor International S.A.	107,095

	Motor Vehicles
10,155	Peugeot S.A.	585,390
9,166	Renault S.A.	722,319
		1,307,709

	Multi-Line Insurance
89,362	AXA	1,833,847

	Oilfield Services/Equipment
270	Technip S.A. *	37,556

	Other Consumer Specialties
3,632	Societe BIC S.A.	155,575

	Packaged Software
2,132	Dassault Systemes S.A.	95,475

	Pharmaceuticals: Major
42,899	Aventis SA	3,326,470
22,359	Sanofi-Synthelabo S.A.	1,481,087
		4,807,557

	Publishing: Books/Magazines
7,187	Lagardere S.C.A.	436,763

	Regional Banks
20,076	Credit Agricole S.A.	473,053

	Semiconductors
33,494	STMicroelectronics NV	621,715

	Telecommunication Equipment
69,060	Alcatel S.A. *	893,338
1,111	Sagem S.A.	108,721
		1,002,059

	Water Utilities
7,990	Veolia Environnement	212,860

	Total France	36,897,554

	Germany (5.8%)
	Air Freight/Couriers
24,210	Deutsche Post AG (Registered Shares)	485,185

	Airlines
9,924	Lufthansa AG *	117,039

	Apparel/Footwear
713	Adidas-Salomon AG	84,680
352	Puma AG	82,938
		167,618

	Auto Parts: O.E.M.
5,689	Continental AG	268,033

	Broadcasting
3,613	ProSiebenSat.1 Media AG (Pref.)	62,243

	Chemicals: Major Diversified
25,066	BASF AG	1,334,349
30,817	Bayer AG	821,729
		2,156,078

	Chemicals: Specialty
5,258	Linde AG	285,085

	Construction Materials
1,705	HeidelbergCement AG *	77,194

	Department Stores
3,143	KarstadtQuelle AG	64,272
5,916	Metro AG	271,189
		335,461

	Electric Utilities
28,538	E. ON AG	2,028,655
16,993	RWE AG	831,460
		2,860,115

	Electronic Components
2,245	Epcos AG *	38,190

	Household/Personal Care
1,721	Beiersdorf AG	199,843
1,974	Henkel KGaA - Vorzug (Pref.)	144,667
		344,510

	Industrial Conglomerates
5,153	MAN AG	190,990
42,138	Siemens AG	2,953,886
17,270	ThyssenKrupp AG	307,693
		3,452,569

	Investment Banks/Brokers
9,677	Deutsche Boerse AG	470,932

	Major Banks
36,991	Bayerische Hypo - und Vereinsbank AG *	595,906
44,366	Commerzbank AG	759,516
40,454	Deutsche Bank AG (Registered Shares)	2,808,602
		4,164,024

	Major Telecommunications
139,131	Deutsche Telekom AG (Registered Shares) *	2,328,305

	Medical Distributors
1,657	Celesio AG	105,578

	Medical/Nursing Services
2,949	Fresenius Medical Care AG	214,171

	Motor Vehicles
38,795	DaimlerChrysler AG (Registered Shares)	1,730,786
350	Porsche AG (Pref.)	226,227
10,260	Volkswagen AG	416,045
5,105	Volkswagen AG (Pref.)	141,954
		2,515,012

	Multi-Line Insurance
17,427	Allianz AG (Registered Shares)	1,682,344
4,396	Muenchener Rueckver AG (Registered Shares)	421,627
		2,103,971

	Other Consumer Services
5,732	TUI AG	98,128

	Packaged Software
8,217	SAP AG	1,315,813

	Pharmaceuticals: Major
3,377	Merck KGaA	189,350
8,939	Schering AG	501,645
		690,995

	Pharmaceuticals: Other
4,501	Altana AG	243,500

	Semiconductors
22,728	Infineon Technologies AG *	248,371

	Specialty Stores
2,321	Douglas Holding AG	66,381

	Total Germany	25,214,501

	Greece (0.2%)
	Construction Materials
2,600	Titan Cement Company	59,889

	Major Banks
14,881	National Bank of Greece S.A. *	317,012

	Regional Banks
9,840	Alpha Bank A.E. *	233,044
6,896	EFG Eurobank Ergasias	148,729
		381,773

	Total Greece	758,674

	Hong Kong (1.8%)
	Airlines
66,000	Cathay Pacific Airways, Ltd.	117,609

	Apparel/Footwear Retail
56,500	Esprit Holdings Ltd.	251,340

	Broadcasting
10,000	Television Broadcasts Ltd.	41,152

	Coal
132,000	Yanzhou Coal Mining Co., Ltd. (Class H)	159,915

	Electric Utilities
114,300	CLP Holdings Ltd.	641,806
176,000	Datang International Power Generation Co., Ltd.	137,634
89,000	Hong Kong Electric Holdings Ltd.	379,942
		1,159,382

	Electronic Production Equipment
3,000	ASM Pacific Technology Ltd.	10,461

	Engineering & Construction
21,000	Hopewell Holdings Ltd.	41,594
88,252	New World Development Co., Ltd.	71,277
		112,871

	Financial Conglomerates
80,000	Wharf (Holdings) Ltd. (The)	246,141

	Gas Distributors
250,483	Hong Kong & China Gas Co., Ltd.	436,717

	Hotels/Resorts/Cruiselines
73,872	Shangri-La Asia Ltd.	69,133

	Industrial Conglomerates
141,900	Hutchison Whampoa Ltd.	959,595
61,000	Swire Pacific Ltd. (Class A)	406,646
		1,366,241

	Investment Banks/Brokers
67,000	Hong Kong Exchanges & Clearing Ltd.	138,288

	Major Banks
93,020	Bank of East Asia Ltd.	263,543
171,500	BOC Hong Kong (Holdings) Ltd.	293,514
46,000	Hang Seng Bank Ltd.	588,239
		1,145,296

	Major Telecommunications
201,611	PCCW Ltd. *	138,277

	Miscellaneous Manufacturing
95,500	Johnson Electric Holdings Ltd.	96,719

	Oil Refining/Marketing
18,000	Sinopec Zhenhai Refining & Chemical Co., Ltd. (Class H)	19,153

	Property - Casualty Insurers
404,000	PICC Property & Casualty Company Ltd. *	145,018

	Publishing: Newspapers
24,000	SCMP Group Ltd.	9,461

	Railroads
90,417	MTR Corp., Ltd.	135,618

	Real Estate Development
98,000	Cheung Kong (Holdings) Ltd.	725,540
79,000	Hang Lung Properties Ltd.	108,873
44,000	Henderson Land Development Co., Ltd.	193,477
15,333	Hysan Development Co., Ltd.	27,618
63,597	Sino Land Co., Ltd.	39,950
86,000	Sun Hung Kai Properties Ltd.	727,655
		1,823,113

	Tools/Hardware
59,000	Techtronic Industries Co., Ltd.	87,739

	Wholesale Distributors
104,000	Li & Fung Ltd.	143,993

	Total Hong Kong	7,853,637

	India (0.0%)
	Building Products
4,901	Ultratech Cemco Ltd.	36,218

	Ireland (0.6%)
	Construction Materials
12,892	CRH PLC	288,277

	Financial Conglomerates
6,900	Irish Life & Permanent PLC	104,270

	Industrial Conglomerates
2,150	DCC PLC	37,349

	Major Banks
48,178	Allied Irish Banks PLC	740,792
56,372	Bank of Ireland	730,565
		1,471,357

	Pharmaceuticals: Other
25,300	Elan Corporation PLC	512,504

	Publishing: Newspapers
21,900	Independent News & Media PLC	50,023

	Wholesale Distributors
4,250	Grafton Group PLC (Units) ‡	34,233

	Total Ireland	2,498,013

	Italy (1.9%)
	Aerospace & Defense
87,085	Finmeccanica SpA	61,246

	Apparel/Footwear
1,582	Benetton Group SpA	17,041

	Broadcasting
20,223	Mediaset SpA	215,405

	Commercial Printing/Forms
109,717	Seat Pagine Gialle SpA	43,132

	Construction Materials
1,767	Italcementi SpA	23,218

	Electric Utilities
65,980	Enel SpA	519,554

	Financial Conglomerates
2,989	Banca Fideuram SpA	15,308
53,638	Pirelli & Co SpA	52,812
		68,120

	Integrated Oil
76,536	ENI SpA	1,573,398

	Investment Banks/Brokers
4,683	Mediobanca SpA	54,723

	Life/Health Insurance
6,718	Alleanza Assicurazioni SpA	71,880
9,517	Assicurazioni Generali	251,366
2,246	Mediolanum SpA	13,744
		336,990

	Major Banks
127,353	Banca Intesa SpA	471,560
7,450	Banca Intesa SpA - RNC	21,137
5,524	Banca Monte dei Paschi di Siena SpA	16,503
11,535	Banca Nazionale del Lavoro SpA *	26,972
60,947	SanPaolo IMI S.p.A	696,070
158,005	UniCredito Italiano SpA	756,015
		1,988,257

	Major Telecommunications
457,034	Telecom Italia SpA	1,354,385
277,497	Telecom Italia SpA - RNC	595,488
		1,949,873

	Motor Vehicles
14,779	Fiat SpA *	116,198

	Multi-Line Insurance
3,065	Riunione Adriatica di Sicurta SpA	55,197

	Oil & Gas Pipelines
11,337	Snam Rete Gas SpA	48,657

	Regional Banks
2,130	Banca Popolare di Milano	13,085
12,764	Banco Popolare di Verona e Novara Scrl	212,680
		225,765

	Restaurants
2,053	Autogrill SpA *	30,481

	Specialty Telecommunications
3,531	Tiscali SpA *	12,607

	Wireless Telecommunications
193,673	Telecom Italia Mobile SpA (T.I.M.)	1,029,125

	Total Italy	8,368,987

	Japan (26.3%)
	Advertising/Marketing Services
3,000	Asatsu - DK Inc.	79,459

	Agricultural Commodities/Milling
10,000	Nisshin Seifun Group Inc.	99,379

	Air Freight/Couriers
65,000	Nippon Express Co., Ltd.	344,321
22,000	Yamato Transport Co., Ltd.	350,805
		695,126

	Airlines
70,000	Japan Airlines System Corp.	203,346

	Apparel/Footwear
13,000	Onward Kashiyama Co., Ltd.	177,480
6,000	Wacoal Corp.	60,275
		237,755

	Apparel/Footwear Retail
5,400	Fast Retailing Co., Ltd.	381,239
2,800	Shimamura Co., Ltd.	203,975
2,500	World Co., Ltd.	70,375
		655,589

	Auto Parts: O.E.M.
49,350	Denso Corporation	1,211,669
18,000	NGK Spark Plug Co., Ltd.	175,969
2,000	Sanden Corp.	12,951
2,900	Stanley Electric Co., Ltd.	44,286
800	Toyoda Gosei Co., Ltd.	17,627
6,850	Toyota Industries Corp.	161,100
		1,623,602

	Automotive Aftermarket
58,000	Bridgestone Corp.	1,048,476

	Beverages: Alcoholic
27,800	Asahi Breweries, Ltd.	296,027
70,000	Kirin Brewery Co., Ltd.	686,213
8,000	Takara Holdings Inc.	58,494
		1,040,734

	Broadcasting
34	Fuji Television Network, Inc.	74,305
7,300	Tokyo Broadcasting System, Inc.	124,610
		198,915

	Building Products
26,000	Nippon Sheet Glass Company, Ltd.	97,743
14,000	Tostem Inax Holding Corp.	285,188
35,000	Toto Ltd.	340,903
		723,834

	Chemicals: Agricultural
11,000	Nissan Chemical Industries, Ltd.	81,914

	Chemicals: Major Diversified
100,000	Asahi Kasei Corp.	439,788
18,000	Ishihara Sangyo Kaisha, Ltd. *	34,643
144,000	Mitsubishi Chemical Corp.	341,901
		816,332

	Chemicals: Specialty
12,000	Daicel Chemical Industries, Ltd.	56,660
57,000	Dainippon Ink & Chemicals, Inc.	131,235
35,000	Denki Kagaku Kogyo Kabushiki Kaisha	114,264
13,000	JSR Corp.	215,712
22,000	Kaneka Corp.	193,111
31,000	Kuraray Co., Ltd.	235,030
48,000	Mitsubishi Rayon Co., Ltd.	167,497
45,000	Mitsui Chemicals, Inc.	200,333
27,097	Shin-Etsu Chemical Co., Ltd.	921,186
16,000	Showa Denko K.K. *	35,831
11,000	Sumitomo Bakelite Co., Ltd.	66,382
112,000	Sumitomo Chemical Co., Ltd.	461,336
43,000	Tosoh Corp.	138,834
		2,937,411

	Commercial Printing/Forms
34,000	Dai Nippon Printing Co., Ltd.	482,220
32,000	Toppan Printing Co., Ltd.	320,604
		802,824

	Computer Processing Hardware
111,000	Fujitsu Ltd.	688,821

	Construction Materials
13,000	Taiheyo Cement Corp.	31,217

	Containers/Packaging
15,000	Toyo Seikan Kaisha, Ltd.	237,431

	Department Stores
27,000	Daimaru, Inc.	208,589
6,000	Hankyu Department Stores, Inc.	44,464
19,300	Isetan Co., Ltd.	221,310
34,100	Marui Co., Ltd.	412,488
52,000	Mitsukoshi Ltd	238,511
29,000	Takashimaya Co., Ltd.	270,204
		1,395,566

	Electric Utilities
10,700	Chubu Electric Power Co.	224,701
32,300	Kansai Electric Power Co., Inc.	589,702
6,200	Kyushu Electric Power Co., Inc.	116,260
17,600	Tohoku Electric Power Co., Inc.	289,666
48,200	Tokyo Electric Power Co., Inc.	1,094,568
		2,314,897

	Electrical Products
14,000	Fujikura Ltd.	67,992
44,000	Furukawa Electric Co., Ltd. *	179,656
2,100	Mabuchi Motor Co., Ltd.	148,637
13,000	Matsushita Electric Works, Ltd.	111,188
30,000	NGK Insulators, Ltd.	236,892
2,700	Nidec Corp.	251,327
44,000	Sumitomo Electric Industries, Ltd.	419,462
1,000	Ushio Inc.	16,719
		1,431,873

	Electronic Components
11,000	Alps Electric Co. Ltd.	148,296
19,000	Citizen Watch Co., Ltd.	189,334
2,200	Hirose Electric Co., Ltd.	213,688
7,100	Hoya Corp.	731,136
14,400	Murata Manufacturing Co., Ltd.	716,180
7,000	Taiyo Yuden Co., Ltd.	84,360
7,600	TDK Corp.	526,306
		2,609,300

	Electronic Equipment/Instruments
54,400	Canon, Inc.	2,661,534
29,000	Casio Computer Co., Ltd.	393,570
1,900	Keyence Corp.	402,590
25,500	Konica Minolta Holdings, Inc.	334,144
10,900	Kyocera Corp.	843,061
152,000	Matsushita Electric Industrial Co., Ltd.	2,028,672
139,000	Mitsubishi Electric Corp.	635,057
100,000	NEC Corp.	625,056
48,000	OKI Electric Industry Co., Ltd. *	172,677
17,000	Omron Corp.	364,646
42,000	Ricoh Co., Ltd.	819,678
126,000	Sanyo Electric Co. Ltd.	481,608
6,200	Seiko Epson Corp.	243,115
200,000	Toshiba Corp.	735,678
14,000	Yokogawa Electric Corp.	163,684
		10,904,770

	Electronic Production Equipment
4,800	Advantest Corp.	281,464
20,000	Nikon Corporation *	192,823
10,400	Tokyo Electron Ltd.	509,758
		984,045

	Electronics/Appliance Stores
9,700	Yamada Denki Co., Ltd.	335,867

	Electronics/Appliances
27,000	Fuji Photo Film Co., Ltd.	811,044
12,554	Pioneer Corp.	272,103
63,000	Sharp Corp.	911,656
53,796	Sony Corp.	1,891,738
		3,886,541

	Engineering & Construction
12,000	JGC Corp.	112,240
85,000	Kajima Corp.	287,436
45,000	Obayashi Corp.	214,498
66,000	Shimizu Corporation	274,827
7,000	Taisei Corp.	22,223
		911,224

	Finance/Rental/Leasing
2,600	Acom Co., Ltd.	167,659
1,550	Aiful Corp.	146,092
4,900	Credit Saison Co., Ltd.	148,512
2,900	Orix Corp.	314,021
3,200	Promise Co., Ltd.	207,788
2,390	Takefuji Corp.	171,958
		1,156,030

	Financial Conglomerates
439	Mizuho Financial Group, Inc.	1,666,139

	Food Retail
15,800	Aeon Co., Ltd.	542,819
4,500	FamilyMart Co., Ltd.	131,532
24,000	Ito-Yokado Co., Ltd.	934,616
4,100	Lawson, Inc.	159,295
27,000	Seven - Eleven Japan Co., Ltd.	830,470
		2,598,732

	Food: Meat/Fish/Dairy
16,000	Nippon Meat Packers, Inc.	195,557
6,000	Yakult Honsha Co., Ltd.	90,116
		285,673

	Food: Specialty/Candy
42,000	Ajinomoto Co., Inc.	489,163
900	House Foods Corp.	11,947
9,000	Kikkoman Corp.	77,705
13,000	Meiji Seika Kaisha Ltd.	56,120
5,100	Nissin Food Products Co., Ltd.	129,346
7,000	Yamazaki Baking Co., Ltd.	66,670
		830,951

	Gas Distributors
84,000	Osaka Gas Co., Ltd.	224,373
95,000	Tokyo Gas Co., Ltd.	340,049
		564,422

	Home Building
8,500	Daito Trust Construction Co., Ltd.	317,250
44,000	Daiwa House Industry Co., Ltd.	458,243
26,000	Sekisui Chemical Co., Ltd.	187,535
50,000	Sekisui House, Ltd.	504,092
		1,467,120

	Household/Personal Care
34,000	Kao Corp.	843,961
27,000	Shiseido Company, Ltd.	336,316
3,300	Uni-Charm Corp.	173,325
		1,353,602

	Industrial Conglomerates
204,000	Hitachi, Ltd.	1,247,594
62,000	Kawasaki Heavy Industries, Ltd.	90,889
		1,338,483

	Industrial Machinery
20,000	Amada Co., Ltd.	113,679
11,000	Daikin Industries Ltd.	271,562
12,600	Fanuc Ltd.	727,511
69,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	102,392
240,000	Mitsubishi Heavy Industries, Ltd.	628,114
4,500	SMC Corporation	441,137
1,800	THK Co., Ltd.	29,010
		2,313,405

	Industrial Specialties
83,000	Asahi Glass Company, Ltd.	747,963
12,400	Nitto Denko Corp.	519,687
		1,267,650

	Information Technology Services
4,100	CSK Corp.	172,938
40	Net One Systems Co., Ltd	129,868
1,700	Nomura Research Inst Ltd	159,160
94	NTT Data Corp.	269,683
15,200	Softbank Corp.	535,876
2,400	TIS Inc.	91,951
		1,359,476

	Internet Software/Services
62	Yahoo Japan Corporation	492,922

	Investment Banks/Brokers
211,000	Daiwa Securities Group Inc.	1,387,184
75,000	Nikko Cordial Corp.	340,633
145,000	Nomura Holdings, Inc.	1,992,625
		3,720,442

	Major Banks
439	Mitsubishi Tokyo Financial Group, Inc.	3,936,352
78,043	Mitsui Trust Holdings, Inc. *	547,473
183	Sumitomo Mitsui Financial Group, Inc.	1,104,353
104,000	Sumitomo Trust & Banking Co., Ltd. (The)	609,839
409	UFJ Holdings, Inc. *	1,644,240
		7,842,257

	Major Telecommunications
492	Nippon Telegraph & Telephone Corp.	2,455,796

	Marine Shipping
3,000	Kamigumi Co. Ltd.	20,613
5,000	Kawasaki Kisen Kaisha, Ltd.	25,092
8,000	Mitsui O.S.K. Lines, Ltd.	41,658
79,000	Nippon Yusen Kabushiki Kaisha	363,063
		450,426

	Medical Specialties
11,000	Olympus Corp.	213,194
15,600	Terumo Corp.	378,811
		592,005

	Metal Fabrications
22,000	Minebea Co., Ltd.	94,181
8,000	Mitsubishi Materials Corp. *	16,476
47,000	Mitsui Mining & Smelting Co., Ltd.	191,906
53,000	NSK Ltd.	236,901
33,000	NTN Corp.	171,841
		711,305

	Miscellaneous Commercial Services
220	Bellsystem 24, Inc.	41,175
11,000	Secom Co., Ltd.	445,184
5,000	USS Co Ltd	404,713
		891,072

	Miscellaneous Manufacturing
26,000	Ebara Corp.	112,474
1,000	Hitachi Chemical Co Ltd.	14,390
5,400	Kurita Water Industries Ltd.	76,636
8,000	Takuma Co., Ltd.	55,545
		259,045

	Motor Vehicles
67,504	Honda Motor Co., Ltd.	3,290,509
203,300	Nissan Motor Co., Ltd.	2,197,739
196,700	Toyota Motor Corp.	7,925,317
2,000	Yamaha Motor Co., Ltd.	30,668
		13,444,233

	Movies/Entertainment
600	Namco Ltd.	15,163
3,600	Oriental Land Co. Ltd.	225,020
6,400	TOHO Co., Ltd.	92,958
		333,141

	Office Equipment/Supplies
5,200	Kokuyo Co., Ltd.	61,826

	Oil & Gas Production
12,000	Teikoku Oil Co., Ltd.	62,380

	Oil Refining/Marketing
119,000	Nippon Oil Corp.	733,115
14,300	Showa Shell Sekiyu K.K.	129,638
8,000	TonenGeneral Sekiyu K.K.	64,250
		927,003

	Other Consumer Services
4,400	Benesse Corporation	130,587

	Other Metals/Minerals
22,000	Dowa Mining Co., Ltd.	133,159
25,000	Nippon Mining Holdings, Inc.	105,225
43,000	Sumitomo Metal Mining Co., Ltd.	257,172
		495,556

	Other Transportation
6,000	Mitsubishi Logistics Corp.	56,660

	Packaged Software
3,200	Oracle Corp.	159,439
6,200	Trend Micro Inc. *	254,267
		413,706

	Personnel Services
2,100	Meitec Corp.	73,658

	Pharmaceuticals: Major
34,900	Sankyo Co., Ltd.	754,875
64,000	Takeda Pharmaceutical Co., Ltd.	2,998,831
		3,753,706

	Pharmaceuticals: Other
20,800	Chugai Pharmaceutical Co., Ltd.	327,181
17,100	Daiichi Pharmaceutical Co., Ltd.	314,502
18,200	Eisai Co., Ltd.	535,246
12,200	Fujisawa Pharmaceutical Co., Ltd	296,250
2,000	Kaken Pharmaceutical Co., Ltd.	11,674
28,000	Kyowa Hakko Kogyo Co., Ltd	195,413
22,000	Shionogi & Co., Ltd.	393,543
22,000	Taisho Pharmaceutical Co., Ltd.	462,002
25,000	Yamanouchi Pharmaceutical Co., Ltd.	858,890
		3,394,701

	Property - Casualty Insurers
106	Millea Holdings, Inc.	1,563,450
180,000	Mitsui Sumitomo Insurance Co., Ltd.	1,667,416
66,000	Sompo Japan Insurance Inc.	652,343
		3,883,209

	Pulp & Paper
68	Nippon Unipac Holding	334,527
88,000	Oji Paper Co. Ltd.	565,087
		899,614

	Railroads
105	Central Japan Railway Co.	845,175
251	East Japan Railway Co.	1,370,240
31,000	Keihin Electric Express Railway Co., Ltd.	182,894
15,000	Keio Electric Railway Co., Ltd.	79,998
122,000	Kinki Nippon Railway Co., Ltd. *	420,236
67,000	Tobu Railway Co., Ltd.	265,132
76,000	Tokyu Corp.	349,276
28	West Japan Railway Co.	112,312
		3,625,263

	Real Estate Development
113,000	Mitsubishi Estate Co., Ltd.	1,287,625
95,000	Mitsui Fudosan Co., Ltd.	1,057,739
38,000	Sumitomo Realty & Development Co., Ltd.	433,690
		2,779,054

	Real Estate Investment Trusts
23	Japan Real Estate Investments Corp.	163,828
22	Nippon Building Fund Inc.	154,924
		318,752

	Recreational Products
7,100	Konami Corp.	154,209
8,100	Nintendo Co., Ltd.	903,319
7,600	Shimano, Inc.	184,549
7,900	Yamaha Corp.	120,074
		1,362,151

	Restaurants
10,300	Skylark Co., Ltd.	191,753

	Semiconductors
7,300	Rohm Co., Ltd.	782,588

	Specialty Stores
4,300	Shimachu Co., Ltd.	104,029
10,000	UNY Co., Ltd.	115,118
		219,147

	Steel
35,800	JFE Holdings, Inc.	858,054
22,000	Kobe Steel Ltd.	30,470
493,000	Nippon Steel Corp.	1,002,051
7,000	Nisshin Steel Co Ltd.	13,472
60,000	Sumitomo Metal Industries, Ltd.	64,754
		1,968,801

	Textiles
7,000	Nisshinbo Industries, Inc.	50,175
74,000	Teijin Ltd.	257,559
101,000	Toray Industries, Inc.	479,611
		787,345

	Tobacco
35	Japan Tobacco, Inc.	267,875

	Trucks/Construction/Farm Machinery
77,000	Komatsu Ltd.	454,978
89,000	Kubota Corp.	404,218
		859,196

	Wholesale Distributors
89,000	Itochu Corp.	344,186
88,000	Marubeni Corporation	199,442
67,000	Mitsubishi Corp.	645,957
14,000	Mitsui & Co., Ltd.	105,135
60,000	Sumitomo Corporation	419,822
		1,714,542

	Wireless Telecommunications
580	NTT DoCoMo, Inc.	1,011,962

	Total Japan	114,411,610

	Luxembourg (0.1%)
	Steel
21,473	Arcelor	355,987

	Malaysia (0.3%)
	Agricultural Commodities/Milling
3,400	Kuala Lumpur Kepong Berhad	5,726

	Agriculture
43,000	IOI Corporation Berhad	89,949

	Banking
27,400	AMMB Holdings Berhad	24,801
11,600	Hong Leong Bank Berhad	15,566
		40,367

	Building Products
600	O.Y.L. Industries Berhad	5,762

	Cable/Satellite TV
9,700	ASTRO ALL ASIA NETWORKS	11,689

	Casino/Gaming
37,300	Berjaya Sports Toto Berhad	36,314
21,000	Genting Berhad	82,884
20,400	Magnum Corporation Berhad	12,990
7,100	Tanjong PLC	24,286
		156,474

	Electric Utilities
31,000	Malakoff Berhad	51,796
26,000	Tenaga Nasional Berhad	68,070
8,000	YTL Corp. Berhad	9,220
		129,086

	Home Improvement Chains
2,500	Gamuda Berhad	3,486

	Hotels/Resorts/Cruiselines
26,800	Resorts World Berhad	63,818

	Industrial Conglomerates
51,700	Sime Darby Berhad	76,179

	Major Banks
35,100	Malayan Banking Berhad	98,821

	Major Telecommunications
54,000	Telekom Malaysia Berhad	146,349

	Marine Shipping
7,100	Malaysian International Shipping Berhad	22,979

	Motor Vehicles
17,000	Proton Holdings BHD	35,785

	Other Transportation
21,000	Plus Expressways BHD	13,593

	Real Estate Development
2,500	SP SETIA BERHAD	2,486

	Regional Banks
59,000	Commerce Asset-Holdings Berhad	72,654
38,000	Public Bank BHD	69,991
		142,645

	Tobacco
1,400	British American Tobacco (Malaysia) Berhad	18,787

	Wireless Telecommunications
43,000	Maxis Communications Bh	99,566

	Total Malaysia	1,163,547

	Netherlands (4.8%)
	Aerospace & Defense
17,588	European Aeronautic Defense and Space Co. *	484,204

	Air Freight/Couriers
34,466	TPG NV	754,532

	Beverages: Alcoholic
33,961	Heineken NV	1,062,751

	Chemicals: Specialty
2,492	DSM NV	124,928

	Construction Materials
15,008	James Hardie Industries NV	60,044

	Electronic Equipment/Instruments
4,702	OCE NV	70,772

	Electronic Production Equipment
26,490	ASML Holding NV *	378,015

	Financial Conglomerates
108,410	ING Groep NV (Share Certificates)	2,512,772

	Food: Major Diversified
33,051	Unilever NV (Share Certificates)	2,032,390

	Industrial Conglomerates
74,860	Koninklijke (Royal) Philips Electronics NV	1,812,533

	Industrial Specialties
13,830	Akzo Nobel NV	455,897

	Integrated Oil
121,919	Royal Dutch Petroleum Co.	6,107,615

	Investment Banks/Brokers
5,529	Euronext NV	147,164

	Life/Health Insurance
95,752	Aegon NV	1,087,818

	Major Banks
92,264	ABN AMRO Holding NV	1,930,004

	Major Telecommunications
100,456	Koninklijke (Royal) KPN NV *	741,517

	Personnel Services
11,320	Vedior NV	166,029

	Publishing: Books/Magazines
26,385	Reed Elsevier NV	336,867
10,604	VNU N.V.	279,821
13,073	Wolters Kluwer NV (Share Certificates)	219,715
		836,403

	Wholesale Distributors
5,168	Hagemeyer NV	11,494

	Total Netherlands	20,776,882

	New Zealand (0.0%)
	Forest Products
62,696	Carter Holt Harvey Ltd.	87,957

	Major Telecommunications
23,290	Telecom Corporation of New Zealand Ltd.	90,481

	Total New Zealand	178,438

	Norway (0.3%)
	Chemicals: Agricultural
10,967	Yara International ASA	96,853

	Financial Conglomerates
14,953	DnB NOR ASA	102,235

	Food: Specialty/Candy
11,900	Orkla ASA	285,614

	Industrial Conglomerates
8,467	Norsk Hydro ASA	534,275

	Integrated Oil
14,200	Statoil ASA	177,487

	Major Telecommunications
8,200	Telenor ASA	55,714

	Miscellaneous Manufacturing
6,715	Tomra Systems ASA	24,677

	Pulp & Paper
6,700	Norske Skogindustrier ASA	119,294

	Telecommunication Equipment
1,300	Tandberg ASA *	11,666

	Total Norway	1,407,815

	Portugal (0.2%)
	Cable/Satellite TV
1,829	Pt Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	39,337

	Electric Utilities
43,649	Electricidade de Portugal, S.A.	116,494

	Major Telecommunications
60,523	Portugal Telecom, SGPS, S.A. (Registered Shares)	619,922

	Regional Banks
102,901	Banco Comercial Portugues, S.A.	212,777

	Total Portugal	988,530

	Russia (0.5%)
	Electric Utilities
4,900	RAO Unified Energy Systems (Sponsored ADR)	118,825
4,000	Tatneft (ADR)	87,200
		206,025

	Integrated Oil
7,100	Lukoil Holding (ADR)	773,900
7,402	YUKOS - ADR	126,759
		900,659

	Oil & Gas Pipelines
4,352	OAO Gazprom (Sponsored ADR) (Registered Shares)	128,384

	Oil & Gas Production
7,900	Surgutneftegaz (Sponsored ADR - Pref.)	324,295
5,600	Surgutneftegaz (Sponsored ADR)	187,600
		511,895

	Other Metals/Minerals
4,500	JSC MMC Norilsk Nickel (ADR)	229,500

	Specialty Telecommunications
7,900	Rostelecom Long Distance (Sponsored ADR)	90,455
	Total Russia	2,066,918

	Singapore (1.1%)
	Aerospace & Defense
112,334	Singapore Technologies Engineering Ltd.	137,845

	Air Freight/Couriers
85,000	Singapore Post Ltd	40,041

	Airlines
44,000	Singapore Airlines Ltd.	284,036

	Beverages: Alcoholic
15,000	Fraser & Neave Ltd.	123,873

	Computer Peripherals
4,293	Creative Technology, Ltd.	43,691

	Electronic Components
17,696	Venture Corp., Ltd.	166,720

	Financial Conglomerates
44,000	Keppel Corp., Ltd.	186,799

	Hotels/Resorts/Cruiselines
8,962	Overseas Union Enterprise Ltd.	38,308

	Investment Banks/Brokers
85,479	Singapore Exchange Ltd.	86,498

	Major Banks
83,393	DBS Group Holdings Ltd.	751,725
74,039	Oversea - Chinese Banking Corp., Ltd.	551,148
		1,302,873

	Major Telecommunications
498,220	Singapore Telecommunications Ltd.	663,521

	Marine Shipping
76,000	Neptune Orient Lines Ltd. *	107,403

	Other Transportation
174,068	ComfortDelgro Corp. Ltd.	126,540

	Publishing: Newspapers
127,329	Singapore Press Holding	318,414

	Real Estate Development
87,000	Capitaland Ltd.	79,436
48,455	City Developments Ltd.	171,896
39,925	United Overseas Land, Ltd.	52,010
		303,342

	Real Estate Investment Trusts
15,000	Ascendas Real Est Invt	12,824
18,700	CapitaMall Trust	18,379
		31,203

	Regional Banks
90,489	United Overseas Bank, Ltd.	720,965

	Semiconductors
93,000	Chartered Semiconductor Manufacturing Ltd. *	55,167

	Trucks/Construction/Farm Machinery
73,353	SembCorp Industries Ltd.	55,031

	Total Singapore	4,792,270

	Spain (4.1%)
	Broadcasting
648	Antena 3 Television, S.A. *	34,199

	Electric Utilities
44,750	Endesa S.A.	813,433
36,690	Iberdrola S.A.	749,848
9,466	Union Fenosa, S.A.	200,061
		1,763,342

	Engineering & Construction
25,802	ACS Actividades de Construccion y Servicios SA	430,236
5,704	Grupo Ferrovial, S.A.	248,442
		678,678

	Gas Distributors
80,532	Gas Natural SDG, S.A.	1,857,891

	Information Technology Services
3,151	Indra Sistemas S.A.	40,154

	Integrated Oil
57,439	Repsol YPF, S.A.	1,218,098

	Major Banks
149,602	Banco Bilbao Vizcaya Argentaria, S.A.	1,989,158
209,535	Banco Santander Central Hispano, S.A.	1,990,033
		3,979,191

	Major Telecommunications
428,889	Telefonica S.A.	6,244,041

	Miscellaneous Commercial Services
37,298	Amadeus Global Travel Distribution S.A. (A Shares)	236,305

	Other Transportation
19,792	Abertis Infraestructuras, S.A.	335,257

	Real Estate Development
10,884	Sacyr Vallehermoso S.A.	147,203

	Regional Banks
8,305	Banco Popular Espanol S.A.	446,696

	Steel
12,440	Acerinox SA	172,136

	Tobacco
15,320	Altadis, S.A.	478,124

	Water Utilities
10,437	Sociedad General de Aguas de Barcelona, S.A.	177,545

	Total Spain	17,808,860

	Sweden (2.4%)
	Advertising/Marketing Services
9,200	Eniro AB	71,007

	Apparel/Footwear Retail
37,700	Hennes & Mauritz AB (B Shares)	969,915

	Broadcasting
2,900	Modern Times Group MTG AB	48,921

	Electronics/Appliances
30,400	Electrolux AB (Series B)	530,645

	Engineering & Construction
48,480	Skanska AB (B Shares) *	416,804

	Household/Personal Care
12,086	Svenska Cellulosa AB (B Shares)	447,122

	Industrial Machinery
1,350	Alfa Laval AB	21,542
15,700	Assa Abloy AB (B Shares)	186,109
4,320	Atlas Copco AB (A Shares)	154,754
69	Atlas Copco AB (B Shares)	2,274

11,109	Sandvik AB	381,313
		745,992

	Information Technology Services
15,675	WM-Data AB (B Shares) *	29,199

	Life/Health Insurance
77,562	Skandia Forsakrings AB	302,096

	Major Banks
25,500	Skandinaviska Enskilda Banken AB	343,800
41,500	Svenska Handelsbanken AB (A Shares)	773,054
		1,116,854

	Major Telecommunications
5,185	Tele2 AB (B Shares) *	206,003
115,848	TeliaSonera AB	516,107
		722,110

	Metal Fabrications
6,727	AB SKF (B Shares)	255,438

	Miscellaneous Commercial Services
43,200	Securitas AB (B Shares)	486,772

	Pulp & Paper
5,550	Holmen AB (B Shares)	159,053

	Regional Banks
148,484	Nordea Bank AB	1,010,628

	Steel
6,700	SSAB Svenskt Stal AB (Series A)	120,006

	Telecommunication Equipment
789,052	Telefonaktiebolaget LM Ericsson (B Shares) *	2,107,099

	Tobacco
25,600	Swedish Match AB	250,107

	Trucks/Construction/Farm Machinery
4,157	Volvo AB (A Shares)	143,771
10,430	Volvo AB (B Shares)	373,631
		517,402

	Total Sweden	10,307,170

	Switzerland (6.1%)
	Biotechnology
490	Serono SA (B Shares)	302,880

	Building Products
85	Geberit AG	57,051
171	Schindler Holding AG	48,445
		105,496

	Chemicals: Agricultural
4,993	Syngenta AG *	412,089

	Chemicals: Specialty
3,118	Ciba Specialty Chemicals AG (Registered Shares) *	214,753
6,139	Clariant AG (Registered Shares) *	82,649
1,840	Lonza Group AG (Registered Shares)	81,208
		378,610

	Computer Peripherals
2,141	Logitech International S.A. (Registered Shares) *	92,488

	Construction Materials
6,955	Holcim Ltd. (Regular Shares)	363,410

	Electronic Equipment/Instruments
599	Kudelski S.A. - Bearer *	16,947

	Financial Conglomerates
64,442	UBS AG (Registered Shares)	4,305,186

	Food: Major Diversified
15,823	Nestle S.A. (Registered Shares)	4,038,181

	Household/Personal Care
479	Givaudan AG S.A. (Registered Shares)	274,024

	Industrial Conglomerates
41,220	ABB Ltd. *	222,298
88	Sulzer AG (Registered Shares)	22,871
		245,169

	Major Banks
62,263	Credit Suisse Group *	1,994,768

	Major Telecommunications
1,377	Swisscom AG (Registered Shares)	447,071

	Miscellaneous Commercial Services
501	SGS Societe Generale de Surveillance Holding S.A.	269,405

	Multi-Line Insurance
6,482	Zurich Financial Services AG *	915,665

	Other Consumer Specialties
3,879	Compagnie Financiere Richemont AG (Series A)	100,055
1,679	Swatch Group AG (B Shares)	213,593
1,878	Swatch Group AG (Registered Shares)	48,661
		362,309

	Personnel Services
6,581	Adecco S.A. (Registered Shares)	305,090

	Pharmaceuticals: Major
147,358	Novartis AG (Registered Shares)	6,584,130
44,160	Roche Holding AG	4,359,822
		10,943,952

	Property - Casualty Insurers
9,819	Swiss Re (Registered Shares)	572,833

	Specialty Stores
162	Valora Holding AG	35,718

	Total Switzerland	26,381,291

	Thailand (1.0%)
	Agricultural Commodities/Milling
561,072	Charoen Pokphand Foods PCL (Alien Shares)	48,305

	Broadcasting
225,000	BEC World PCL (Alien Shares)	96,312

	Construction Materials
25,100	Siam City Cement Co. PCL (Alien Shares) *	127,473
42,694	The Siam Cement PCL	243,671
77,200	The Siam Cement PCL (Alien Shares)	455,545
		826,689

	Electric Utilities
43,076	Electricity Generating PCL	76,047

	Electronic Components
79,600	Delta Electronics PCL	38,116
48,280	Hana Microelectronics PCL	23,469
		61,585

	Finance/Rental/Leasing
160,800	National Finance PCL (Alien Shares)	53,276
96,500	TISCO Finance PCL (Alien Shares)	59,510
		112,786

	Home Building
438,533	Land & Houses PCL	95,448
327,808	Land & Houses PCL (Alien Shares)	76,898
		172,346

	Major Banks
142,500	Kasikornbank PCL *	161,109
213,422	Kasikornbank PCL (Alien Shares) *	245,164
		406,273

	Oil & Gas Production
25,839	PTT Exploration & Production PCL (Alien Shares)	179,967

	Oil Refining/Marketing
186,600	PTT PCL (Alien Shares)	690,443

	Regional Banks
88,500	Bangkok Bank PCL *	196,904
170,200	Bangkok Bank PCL (Alien Shares) *	391,028
126,200	Siam Commercial Bank PCL (Alien Shares)	137,340
59,939	Siam Commercial Bank PCL (Conv Pfd) (Alien Shares) *	66,679
		791,951

	Steel
106,000	Sahaviriya Steel Industries PCL (Alien Shares)	70,496

	Telecommunication Equipment
290,100	Shin Corp. PCL (Alien Shares)	261,336

	Wireless Telecommunications
223,800	Advanced Info Service PCL (Alien Shares)	519,584

	Total Thailand	4,314,120

	United Kingdom (20.9%)
	Advertising/Marketing Services
61,639	Aegis Group PLC	94,005
67,783	WPP Group PLC	627,656
25,383	Yell Group PLC	155,076
		876,737

	Aerospace & Defense
163,303	BAE Systems PLC	635,639
2,571	Cobham PLC	64,375
157,965	Rolls-Royce Group PLC	693,966
		1,393,980

	Air Freight/Couriers
20,746	Exel PLC	273,516

	Airlines
26,739	British Airways PLC *	112,356

	Auto Parts: O.E.M.
48,219	GKN PLC	201,956

	Beverages: Alcoholic
176,874	Diageo PLC	2,195,027

	Broadcasting
249,655	ITV PLC	475,080

	Cable/Satellite TV
78,165	British Sky Broadcasting Group PLC *	860,436

	Casino/Gaming
89,823	Hilton Group PLC	426,503
31,159	William Hill PLC	292,781
		719,284

	Catalog/Specialty Distribution
83,739	GUS PLC	1,312,928

	Chemicals: Major Diversified
65,059	Imperial Chemical Industries PLC	268,932

	Chemicals: Specialty
26,849	BOC Group PLC	461,052

	Commercial Printing/Forms
37,374	De La Rue PLC	221,869

	Construction Materials
21,494	BPB PLC	153,920
39,147	Hanson PLC	272,493
11,957	RMC Group PLC	130,316
		556,729

	Containers/Packaging
25,663	Rexam PLC	199,313

	Department Stores
174,251	Marks & Spencer Group PLC	1,101,069

	Drugstore Chains
42,256	Boots Group PLC	525,556

	Electric Utilities
187,206	National Grid Transco PLC	1,483,776
38,099	Scottish & Southern Energy PLC	498,483
98,297	Scottish Power PLC	705,255
		2,687,514

	Electronic Equipment/Instruments
81,533	Invensys PLC	23,755

	Electronics/Appliance Stores
130,322	Dixons Group PLC	380,893
18,192	Kesa Electricals PLC *	93,093
		473,986

	Energy
123,089	Centrica PLC	530,103

	Engineering & Construction
12,246	AMEC PLC	60,712
10,062	Balfour Beatty PLC	48,556
		109,268

	Financial Conglomerates
214,320	Lloyds TSB Group PLC	1,608,916

	Financial Publishing/Services
81,983	Reuters Group PLC	485,942

	Food Retail
85,325	Sainsbury (J) PLC	419,128
472,065	Tesco PLC	2,187,759
		2,606,887

	Food: Major Diversified
154,949	Unilever PLC	1,369,897

	Food: Specialty/Candy
105,092	Cadbury Schweppes PLC	861,655
36,374	Tate & Lyle PLC	217,257
		1,078,912

	Home Building
11,749	Barratt Developments PLC	120,774
12,147	Persimmon PLC	129,290
5,071	Taylor Woodrow PLC	22,993
23,647	Wimpey (George), PLC *	159,434
		432,491

	Home Improvement Chains
79,590	Kingfisher PLC	411,611

	Hotels/Resorts/Cruiselines
9,364	Carnival PLC	458,695
42,294	InterContinental Hotels Group PLC	450,167
		908,862

	Household/Personal Care
55,004	Reckitt Benckiser PLC	1,506,441

	Industrial Conglomerates
22,283	Smiths Group PLC	296,215
21,201	Tomkins PLC	97,386
		393,601

	Industrial Machinery
11,498	Fki PLC	25,335

	Industrial Specialties
35,014	Pilkington PLC	61,210

	Information Technology Services
35,674	LogicaCMG PLC	106,863
24,297	Misys PLC	81,189
		188,052

	Integrated Oil
172,139	BG Group PLC	1,074,402
989,514	BP PLC	9,297,830
445,337	Shell Transport & Trading Co. PLC	3,231,670
		13,603,902

	Life/Health Insurance
82,692	Friends Provident PLC	197,639
98,750	Prudential PLC	815,501
		1,013,140

	Major Banks
250,846	Barclays PLC	2,101,237
145,347	HBOS PLC	1,885,823
583,924	HSBC Holdings PLC	8,586,354
107,271	Royal Bank of Scotland Group PLC	3,019,964
		15,593,378

	Major Telecommunications
454,163	BT Group PLC	1,561,021
119,038	Cable & Wireless PLC	235,193
		1,796,214

	Marine Shipping
47,054	Peninsular & Oriental Steam Navigation Co. (The)	191,292

	Medical Specialties
32,198	Smith & Nephew PLC	325,411

	Miscellaneous Commercial Services
69,115	Brambles Industries PLC	267,764
5,488	Davis Service Group PLC (The)	37,476
29,284	Group 4 Securicor PLC	62,392
178,504	Hays PLC	396,568
202,948	Rentokil Initial PLC	524,787
51,166	Serco Group PLC	187,278
		1,476,265

	Miscellaneous Manufacturing
17,175	IMI PLC	113,140
28,079	Kidde PLC	60,847
2,230	Novar PLC	4,711
		178,698

	Motor Vehicles
2,453	TI Automotive Ltd.	0

	Movies/Entertainment
44,261	EMI Group PLC	180,945
36,794	Rank Group PLC	198,158
		379,103

	Multi-Line Insurance
112,954	Aviva PLC	1,151,860
327,189	Legal & General Group PLC	577,937
139,938	Royal & Sun Alliance Insurance Group PLC	196,854
		1,926,651

	Other Metals/Minerals
130,924	BHP Billiton PLC	1,194,447
57,830	Rio Tinto PLC	1,509,070
		2,703,517

	Packaged Software
56,800	Sage Group (The) PLC	178,680

	Personnel Services
74,241	Capita Group PLC	413,690

	Pharmaceuticals: Major
92,654	AstraZeneca PLC	4,152,271
310,094	GlaxoSmithKline PLC	6,307,489
		10,459,760

	Precious Metals
12,836	Johnson Matthey PLC	211,772

	Publishing: Books/Magazines
14,554	EMAP PLC	192,676
43,800	Pearson PLC	491,719
68,231	Reed Elsevier PLC	605,091
		1,289,486

	Publishing: Newspapers
17,261	Daily Mail and General Trust	211,068
18,959	United Business Media PLC	170,550
		381,618

	Pulp & Paper
24,672	Bunzl PLC	197,682

	Restaurants
118,244	Compass Group PLC	688,493
19,780	Enterprise Inns PLC	191,983
41,452	Mitchells & Butlers PLC	203,618
20,431	Whitbread PLC	304,708
		1,388,802

	Semiconductors
43,039	ARM Holdings PLC *	82,489

	Specialty Stores
9,191	MFI Furniture Group PLC	22,093

	Tobacco
76,751	British American Tobacco PLC	1,168,423
32,426	Imperial Tobacco Group PLC	706,211
		1,874,634

	Water Utilities
30,503	Kelda Group PLC	286,617
26,983	Severn Trent PLC	391,614
		678,231

	Wholesale Distributors
22,834	Electrocomponents PLC	136,281
40,419	Wolseley PLC	629,306
		765,587

	Wireless Telecommunications
3,256,123	Vodafone Group PLC	7,070,809

	Total United Kingdom	90,861,507

	Total Common and Preferred Stocks (Cost $383,501,562)	409,115,164

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (1.0%)

	REPURCHASE AGREEMENT
4,485	Joint repurchase agreement account 1.35% due 08/02/04 (dated 07/30/04; proceeds $4,485,505) (a) (Cost $4,485,000)		4,485,000

	TOTAL INVESTMENTS (Cost $387,986,562) (b) (c)	95.1%	413,600,164
	OTHER ASSETS IN EXCESS OF LIABILITIES	4.9	21,184,738
	NET ASSETS	100.0%	$434,784,902

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
‡	Consists of one or more class of securities traded together as a unit; stock with attached warrants.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $109,101,078 in connection with open forward foreign currency contracts and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $53,392,844 and the aggregate gross unrealized depreciation is $27,779,242, resulting in net unrealized appreciation of $25,613,602.

Morgan Stanley  International Fund

Portfolio of Investments July 31, 2004

FUTURES CONTRACTS OPEN AT JULY 31, 2004:

Number of Contracts	Long/ Short	Description, Delivery Month, and Year	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
138	Long	EURX CAC40 10 EURO Future September/2004	$6,075,390	$(189,396)
85	Long	EURX DAX Index Future September/2004	9,973,451	(324,332)
53	Long	HANG SENG Index Future August/2004	4,151,114	6,896
51	Long	TOPIX Index Future September/2004	5,226,594	(76,347)

Net unrealized depreciation				$(583,179)

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$18,522,033	EUR	15,331,539	9/16/04	$(104,254)
	$117,239	EUR	97,210	9/16/04	(461)
	$7,117,066	EUR	5,890,880	9/16/04	(40,353)
	$15,075,357	EUR	12,479,704	9/16/04	(83,489)
	$16,773,327	EUR	13,896,133	9/16/04	(79,903)
	$19,847,095	EUR	16,429,511	9/16/04	(110,324)
EUR	45,922,278		$55,565,957	9/16/04	399,524
EUR	3,586,664		$4,329,642	9/16/04	20,982
EUR	713,500		$868,222	9/16/04	11,095
JPY	295,088,334		$2,689,590	9/16/04	30,034
	$7,915,967	JPY	870,099,334	9/16/04	(73,984)

Net unrealized depreciation					$(31,133)

Currency Abbreviations:

EUR                Euro.

JPY                  Japanese Yen.

Morgan Stanley International Fund

Summary of Investments July 31, 2004

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Advertising/Marketing Services	$1,176,784	0.3%
Aerospace & Defense	2,611,995	0.6
Agricultural Commodities/Milling	153,410	0.0
Agriculture	89,949	0.0
Air Freight/Couriers	2,344,203	0.5
Airlines	891,998	0.2
Aluminum	331,756	0.1
Apparel/Footwear	1,996,948	0.5
Apparel/Footwear Retail	1,876,844	0.4
Auto Parts: O.E.M.	2,256,732	0.5
Automotive Aftermarket	1,459,429	0.3
Banking	40,367	0.0
Beverages: Alcoholic	4,846,686	1.1
Beverages: Non-Alcoholic	74,915	0.0
Biotechnology	415,503	0.1
Broadcasting	1,363,158	0.3
Building Products	2,305,520	0.5
Cable/Satellite TV	911,462	0.2
Casino/Gaming	992,817	0.2
Catalog/Specialty Distribution	1,312,928	0.3
Chemicals: Agricultural	590,856	0.1
Chemicals: Major Diversified	3,342,615	0.8
Chemicals: Specialty	5,727,348	1.3
Coal	159,915	0.0
Commercial Printing/Forms	1,067,825	0.2
Computer Peripherals	136,179	0.0
Computer Processing Hardware	688,821	0.2
Construction Materials	3,706,880	0.9
Containers/Packaging	560,216	0.1
Contract Drilling	32,190	0.0
Data Processing Services	44,602	0.0
Department Stores	2,832,096	0.7
Drugstore Chains	525,556	0.1
Electric Utilities	13,595,609	3.1
Electrical Products	2,156,499	0.5
Electronic Components	2,875,795	0.7
Electronic Equipment/Instruments	11,299,454	2.6
Electronic Production Equipment	1,372,521	0.3
Electronics/Appliance Stores	809,853	0.2
Electronics/Appliances	4,709,904	1.1
Energy	530,103	0.1
Engineering & Construction	3,667,991	0.8
Finance/Rental/Leasing	1,268,816	0.3
Financial Conglomerates	12,772,744	2.9
Financial Publishing/Services	485,942	0.1
Food Distributors	168,975	0.0
Food Retail	7,072,918	1.6

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Food: Major Diversified	8,106,850	1.9
Food: Meat/Fish/Dairy	314,517	0.1
Food: Specialty/Candy	2,195,477	0.5
Forest Products	87,957	0.0
Gas Distributors	3,023,394	0.7
Home Building	2,071,957	0.5
Home Improvement Chains	415,097	0.1
Hospital/Nursing Management	67,859	0.0
Hotels/Resorts/Cruiselines	1,549,385	0.4
Household/Personal Care	3,925,699	0.9
Industrial Conglomerates	9,521,896	2.2
Industrial Machinery	3,306,745	0.8
Industrial Specialties	1,784,757	0.4
Information Technology Services	2,048,751	0.5
Integrated Oil	32,554,581	7.5
Internet Software/Services	542,042	0.1
Investment Banks/Brokers	4,618,047	1.1
Investment Trusts/Mutual Funds	140,029	0.0
Life/Health Insurance	3,435,923	0.8
Major Banks	53,439,600	12.3
Major Telecommunications	21,264,336	4.9
Marine Shipping	810,393	0.2
Media Conglomerates	2,171,566	0.5
Medical Distributors	105,578	0.0
Medical Specialties	1,024,511	0.2
Medical/Nursing Services	240,537	0.1
Metal Fabrications	990,823	0.2
Miscellaneous Commercial Services	3,552,244	0.8
Miscellaneous Manufacturing	559,139	0.1
Motor Vehicles	17,418,937	4.0
Movies/Entertainment	712,244	0.2
Multi-Line Insurance	7,214,360	1.7
Office Equipment/Supplies	61,826	0.0
Oil & Gas Pipelines	177,041	0.0
Oil & Gas Production	1,031,736	0.2
Oil Refining/Marketing	2,371,291	0.5
Oilfield Services/Equipment	37,556	0.0
Other Consumer Services	228,715	0.1
Other Consumer Specialties	517,884	0.1
Other Metals/Minerals	5,444,724	1.3
Other Transportation	1,059,443	0.2
Packaged Software	2,003,674	0.5
Personnel Services	958,467	0.2
Pharmaceuticals: Major	31,508,845	7.3
Pharmaceuticals: Other	4,398,284	1.0
Precious Metals	322,262	0.1
Property - Casualty Insurers	4,773,915	1.1

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Publishing: Books/Magazines	2,562,652	0.6
Publishing: Newspapers	837,287	0.2
Pulp & Paper	2,705,179	0.6
Railroads	3,760,881	0.9
Real Estate Development	5,759,691	1.3
Real Estate Investment Trusts	884,247	0.2
Recreational Products	1,362,151	0.3
Regional Banks	4,798,626	1.1
Repurchase Agreement	4,485,000	1.0
Restaurants	1,611,036	0.4
Semiconductors	1,790,330	0.4
Specialty Stores	343,339	0.1
Specialty Telecommunications	271,120	0.1
Steel	3,324,619	0.8
Telecommunication Equipment	6,441,135	1.5
Textiles	839,169	0.2
Tobacco	2,919,902	0.7
Tools/Hardware	87,739	0.0
Trucks/Construction/Farm Machinery	1,504,957	0.4
Water Utilities	1,068,636	0.3
Wholesale Distributors	2,669,849	0.6
Wireless Telecommunications	9,806,098	2.3

	$413,600,164	95.1%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS

Common Stocks	$405,792,688	93.3%
Preferred Stocks	3,322,476	0.8
Short-Term Investments	4,485,000	1.0

	$413,600,164	95.1%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004